Related party balances and transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Schedule of amount incurred by the group

Amounts incurred by the Group

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB

Smart Frontier[1]
Operation and support services expenses	-	-	29,928

1 Smart Frontier (Shanghai) Technology Co., Ltd. (“Smart Frontier”) is an equity method investee of the Group. The subsidiaries of Smart Frontier provide operation and support services to the Group.
Schedule of amounts due to related party

Amounts due to related parties

	As of December 31,
	2024	2025
	RMB	RMB

PPcredit[2]	6	-
Gouya[3]	124	124
Smart Frontier	-	5,685
Halodo[4]	13,184	12,891
Total	13,314	18,700

2 PPcredit Data Service (Shanghai) Co., Ltd. (“PPcredit”) was founded in April 2016 by the founders of the Group to provide data collection services. The Group mainly uses PPcredit as a data provider since PPcredit was established. The price for the service is determined based on the price charged by other market participants.

3 Shanghai Gouya Technology Co., Ltd. (“Gouya”) was founded in November 2020 by the founders of the Group to provide smart vending machine services. In August 2023, the Group disposed of 70% of the interest it held in Gouya and Gouya became one of the related parties of the Group thereof.

4 Halodo Limited (“Halodo”) was founded in 2019 as a holding company within the Group. In September 2024, the Group disposed of 100% of the interest in Halodo but still holds significant influence over its management and operating policies and Halodo became one of the related parties of the Group thereof.

Schedule of amount due from related parties

Amounts due from related parties

	As of December 31,
	2024	2025
	RMB	RMB

PPcredit[2]	444	-
Halodo[4]	16,755	16,382
Fuzhou Rongheng[5]	508	-
Smart Frontier	-	20,343
Total	17,707	36,725

2 PPcredit Data Service (Shanghai) Co., Ltd. (“PPcredit”) was founded in April 2016 by the founders of the Group to provide data collection services. The Group mainly uses PPcredit as a data provider since PPcredit was established. The price for the service is determined based on the price charged by other market participants.

3 Shanghai Gouya Technology Co., Ltd. (“Gouya”) was founded in November 2020 by the founders of the Group to provide smart vending machine services. In August 2023, the Group disposed of 70% of the interest it held in Gouya and Gouya became one of the related parties of the Group thereof.

5 Fuzhou Rongheng Information Technology Co., Ltd. (“Fuzhou Rongheng”) was founded in July 2023 to provide mediation service. In January 2024, the Group, through one of its subsidiaries, purchased 40% of the interest in Fuzhou Rongheng and Fuzhou Rongheng became one of the related parties of the Group thereof.